UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended:  March 31, 2012

Check here if Amendment [  ];   Amendment Number:
This Amendment (Check only one.)[  ]  is a restatement.
                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Alerus Financial, N.A.
Address:          PO Box 6001
                  401 Demers Ave
                  Grand Forks, ND  58206-6001

13F File Number:  28-03439

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Carpenter
Title:     Director Trust & Investments
Phone:     701-795-3211
Signature, Place, and Date of Signing:
      Douglas C. Carpenter    Grand Forks, North Dakota    May 8, 2012


Report Type  (Check only one.):

[  ]  13F Holdings Report.

[  ]  13F Notice.

[X ]  13F Combination Report.


List of Other Managers Reporting for this Manager:
        28-06758  Arbor Capital Management LLC
        28-10174  Leuthold Weeden Capital Management LLC
        28-14784  Alerus Investment Advisors Corp

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers0

Form 13F Information Table Entry 18

Form 13F Information Table Value $166,988


List of Other Included Managers:

No.            13F File Number  Name



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                                                                      FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/INVSTMT          -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALLDSCRETN-MANAGERS-   SOLE   SHARED     NONE

  BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     4891   115579 SH      SOLE              115,579
  ISHARES TRUST                  DJ SEL DIV INX   464287168    12418   221912 SH      SOLE              221,912
  ISHARES TRUST                  BARCLYS TIPS BD  464287176     4985    42372 SH      SOLE               42,372
  ISHARES TRUST                  S & P 500 INDEX  464287200    25212   178542 SH      SOLE              178,542
  ISHARES TRUST                  BARCLY USAGG B   464287226    10068    91662 SH      SOLE               91,662
  ISHARES TRUST                  MSCI EMERG MKT   464287234     5807   135228 SH      SOLE              135,228
  ISHARES TRUST                  IBOXX INV CPBD   464287242    11047    95540 SH      SOLE               95,540
  ISHARES TRUST                  MSCI EAFE INDEX  464287465    12187   222029 SH      SOLE              222,029
  ISHARES TRUST                  S & P MIDCAP 400 464287507     5598    56423 SH      SOLE               56,423
  ISHARES TRUST                  RUSSELL 2000     464287655    12024   145205 SH      SOLE              145,205
  ISHARES TRUST                  DEV SM CP EX-N   464288497     2020    56849 SH      SOLE               56,849
  ISHARES TRUST                  HIGH YLD CORP    464288513     4481    49395 SH      SOLE               49,395
  SPDR INDEX SHS FDS             S & P INTL SMCP  78463X871     2035    70743 SH      SOLE               70,743
  VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    12179   357884 SH      SOLE              357,884
  VANGUARD INDEX FUNDS           S & P 500 ETF SHS922908413    19271   299376 SH      SOLE              299,376
  VANGUARD INDEX FUNDS           REIT ETF         922908553     5043    79228 SH      SOLE               79,228
  VANGUARD INDEX FUNDS           MCAP ETF         922908629     5638    69115 SH      SOLE               69,115
  VANGUARD INDEX FUNDS           SMALL CP ETF     922908751    12084   153501 SH      SOLE              153,501
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